Document and Entity Information	6 Months Ended
Dec. 31, 2017
Document And Entity Information
Entity Registrant Name	DATASEA INC.
Entity Central Index Key	0001631282
Document Type	S-1/A
Trading Symbol	DTSS
Document Period End Date	Dec. 31, 2017
Amendment Flag	true
Amendment Description

CALCULATION OF REGISTRATION FEE

Title of each class of securities to be registered	Amount to be registered (1)(2)	Proposed maximum aggregate offering price per share	Proposed maximum aggregate offering price (1)(2)		Amount of registration fee
Common Stock, par value $0.001 per share		$		$10,000,000		$1,245
Underwriter Warrants (3)		$	$		$
Common Stock underlying Underwriter Warrants(3)		$	$		$

(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.
(2)	In accordance with Rule 416(a), the Registrant is also registering an indeterminate number of additional shares of common stock that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.
(3)	We have agreed to issue, on the closing date of this offering, warrants to the representative of the underwriters, ViewTrade Securities, Inc., in an amount equal to 7% of the aggregate number of common stock sold by us in this offering. The exercise price of the underwriter warrants is equal to 150% of the price of our common stock offered hereby. The underwriter warrants are exercisable for a period of five years from the closing date of this offering.

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a) may determine.

Current Fiscal Year End Date	--06-30
Entity Filer Category	Smaller Reporting Company